Strategic investments (Tables)	12 Months Ended
Dec. 31, 2020
Strategic investments.
Schedule of components and changes in strategic investments

	December 31,	December 31,
	2021	2020
	$	$
Beauce Gold Fields (“BGF”) shares – level 1	123,095	123,095
HPQ Silicon Resources Inc. (“HPQ”) shares - level 1	12,306,196	16,489,220
HPQ warrants – level 3	2,472,368	23,379,435
	14,901,659	39,991,750

The change in the strategic investments is summarized as follows:

	(“BGF”) shares – level 1		(“HPQ”) shares - level 1		HPQ warrants – level 3
	Quantity	$	Quantity	$	Quantity	$
Balance, December 31, 2019	1,025,794	133,354	18,450,000	1,476,000	17,750,000	—
Additions	—	—	7,887,000	3,395,742	5,200,000	560,000
Received in lieu of payment of services rendered	—	—	4,394,600	395,514	4,394,600	—
Exercised	—	—	1,500,000	540,000	(1,500,000)	(337,500)
Disposed	—	—	(17,241,400)	(10,798,056)	—	—
Change in the fair value	—	(10,259)	—	21,480,020	—	23,156,935
Balance, December 31, 2020	1,025,794	123,095	14,990,200	16,489,220	25,844,600	23,379,435
Additions	—	—	8,268,000	8,070,109	—	—
Exercised	—	—	16,250,000	11,700,000	(16,250,000)	(9,181,250)
Disposed	—	—	(12,755,600)	(14,252,732)	—	—
Change in the fair value	—	—	—	(9,700,401)	—	(11,725,817)
Balance, December 31, 2021	1,025,794	123,095	26,752,600	12,306,196	9,594,600	2,472,368

Schedule of activity of HPQ warrants

	Number of			Number of
	warrants			warrants
					Exercise
Expiry date	Dec. 31, 2020	Additions	Exercised	Dec. 31, 2021	price ($)
August 21, 2021	16,250,000	—	(16,250,000)	—	0.16
April 29, 2023	1,200,000	—	—	1,200,000	0.10
June 2, 2023	4,394,600	—	—	4,394,600	0.10
September 3, 2023	4,000,000	—	—	4,000,000	0.61
	25,844,600	—	(16,250,000)	9,594,600

Schedule of assumptions used in measuring HPQ warrants using the Black-Scholes option pricing model

Number of warrants	1,200,000	4,394,600	4,000,000
Date of issuance	April 29, 2020	June 2, 2020	Sept. 3, 2020
Exercise price ($)	0.10	0.10	0.61
Assumptions under the Back Sholes model:
Fair value of the shares ($)	0.04	1.05	1.05
Risk free interest rate (%)	0.30	0.20	0.20
Expected volatility (%)	97.45	114.80	112.52
Expected dividend yield
Contractual remaining life (number of months)	36	29	32

	2021			2020
Number of warrants	1,200,000	4,394,600	4,000,000	1,200,000	4,394,600	4,000,000
Date of issuance	April 29, 2020	June 2, 2020	Sept. 3, 2020	April 29, 2020	June 2, 2020	Sept. 3, 2020
Exercise price ($)	0.10	0.10	0.61	0.10	0.10	0.61
Assumptions under the Back Sholes model:
Fair value of the shares ($)	0.46	0.46	0.46	1.05	1.05	1.05
Risk free interest rate (%)	1.22	1.22	1.22	0.2	0.2	0.2
Expected volatility (%)	89.88	94.01	110.47	115.3	114.8	112.52
Expected dividend yield
Contractual remaining life (in months)	19	20	23	28	29	32